Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Current provision
Federal	$ 4,282	$ 3,518
State	898	733
Total current provision	5,180	4,251
Total deferred benefit
Federal	(901)	(2,482)
State	(284)	(190)
Total deferred benefit	(1,185)	(2,672)
Total tax provision	$ 3,995	$ 1,579